Taxes On Income (Schedule Of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Current	$ 1,944	$ 3,065	$ 1,647
Deferred	(743)	(806)	(469)
Income tax expense	1,201	2,259	1,178
Domestic (Israel)	5,470	2,313	(234)
Foreign	$ (4,269)	$ (54)	$ 1,412